Accounting principles - Going concern (Details) - EUR (€) € in Thousands	Dec. 31, 2025	May 07, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going Concern
Cash and cash equivalents	€ 99,312		€ 96,564	€ 26,918	€ 86,736
Short-term deposits	131,558		€ 0	€ 70
Tranche II, 2024 Financing arrangement in three tranches | Maximum | T3 BSA warrants
Going Concern
Additional proceeds receivable upon exercise of warrants	€ 116,000	€ 116,000